Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Reconciliation Between Basic and Diluted Earnings Per Share
A reconciliation between basic and diluted earnings per share was as follows (in thousands, except share and per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Net income attributable to Norwegian Cruise Line Holdings Ltd.	$170,858	$128,188	$65,622	$167,503

Net income	$172,894	$128,188	$66,479	$167,503

Basic weighted-average shares outstanding	204,425,308	178,252,763	202,279,989	178,198,984
Dilutive effect of awards	6,277,936	797,287	6,393,619	787,520

Diluted weighted-average shares outstanding	210,703,244	179,050,050	208,673,608	178,986,504

Basic earnings per share	$0.84	$0.72	$0.32	$0.94

Diluted earnings per share	$0.82	$0.72	$0.32	$0.94

A reconciliation between basic and diluted earnings per share was as follows (in thousands, except per share data):

	Year Ended December 31,
	2012	2011	2010
Net income	$168,556	$126,859	$22,986

Basic weighted-average shares outstanding (1)	178,232,850	177,869,461	177,563,047
Diluted weighted-average shares outstanding (1)	179,023,683	178,859,720	178,461,218
Basic earnings per share	$0.95	$0.71	$0.13
Diluted earnings per share	$0.94	$0.71	$0.13

(1)	We have retrospectively applied the exchange of ordinary shares due to the Corporate Reorganization as the effect is substantially the same as a stock split.

Estimated Useful Lives of Property and Equipment

Depreciation is computed on the straight-line basis over the estimated useful lives of the assets and after a 15% reduction for the estimated residual values of ships as follows:

Useful Life
Ships	30 years
Buildings	15-30 years
Computer hardware and software	3-5 years
Other property and equipment	3-40 years
Leasehold improvements	Shorter of lease term or asset life